Offerings - Offering: 1	Jun. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary shares, US$0.0005 par value per share
Amount Registered | shares	18,400,000
Proposed Maximum Offering Price per Unit	90
Maximum Aggregate Offering Price	$ 1,656,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 253,533.6
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the registration statement on
Form F-3
(File
No. 333-288084)
of MakeMyTrip Limited filed on June 16, 2025 in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

(2)	The amount registered includes 2,400,000 ordinary shares that may be purchased by the underwriters upon the exercise of their option to purchase additional ordinary shares from the Registrant.